UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                                  --------

                                 FORM N-CSR
                                  --------

           CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                   --------


                              101 Federal Street
                               Boston, MA 02110
             (Address of principal executive offices) (Zip code)

                          Japan Smaller Companies Fund
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                      DATE OF REPORTING PERIOD: OCTOBER 31, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.
                                                 THE ADVISORS' INNER CIRCLE FUND




INVESTMENT ADVISER:                                                ANNUAL REPORT
PROSPECT ASSET MANAGEMENT, INC.                                 OCTOBER 31, 2003


                                    ---------
                                    J A P A N
                             Smaller Companies Fund







              THE INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A
                   CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

TABLE OF CONTENTS
-----------------

                                                                            Page

Manager's Discussion and Analysis of Fund Performance ..................     1

Statement of Net Assets ................................................     3

Statement of Operations ................................................     4

Statement of Changes in Net Assets .....................................     5

Financial Highlights ...................................................     6

Notes to Financial Statements ..........................................     7

Independent Auditors' Report ...........................................    11

Trustees and Officers of The Advisors' Inner Circle Fund ...............    12

Notice to Shareholders .................................................    20

                    MANAGER'S DISCUSSION AND ANALYSIS OF FUND
                                   PERFORMANCE

INVESTMENT OBJECTIVE

The Japan Smaller Companies Fund (the "Fund") seeks capital appreciation through investing in equity securities of small Japanese companies which have above average growth potential and are undervalued. The Fund invests primarily (at least 80% of its net assets) in equity of smaller (market capitalizations of $1.5 billion or less) Japanese issuers.

PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
                                 CALENDAR
                                  YEAR TO                             SINCE
                                   DATE      ONE YEAR   TWO YEARS  INCEPTION*
                                   ENDED       ENDED      ENDED     6/21/01-
                                 10/31/03    10/31/03   10/31/03    10/31/03
--------------------------------------------------------------------------------
JAPAN SMALLER COMPANIES
FUND (JSCFX)                       33.0%       31.8%      12.4%       8.4%
--------------------------------------------------------------------------------
TSE Small Cap Index
(TPXSM)                            54.7%       52.9%      13.4%        N/A
--------------------------------------------------------------------------------
TSE Second Section Price
Index (TSE2)                       64.9%       62.9%      17.7%        N/A
--------------------------------------------------------------------------------
JASDAQ Stock Index
(JASDAQ)                          111.1%      106.3%      33.4%        N/A
--------------------------------------------------------------------------------

Through October 31, 2003, the Fund ranks 5th out of the 51 funds in the Lipper Japanese Fund Objective universe for the 2-year period, with an annualized 2-year performance of 12.4%.

*Annualized.

OUTLOOK

Japan's stock market has surged in 2003, confirming that Japan's economic recovery is well on its way. However, the recent rally has focused on large capitalization companies, namely well-known exporters and technology issues that are tied to markets outside of Japan. A sustained recovery will ultimately benefit domestic Japanese companies, where most of the Fund's holdings are concentrated. The Fund invests in undervalued, quality companies that have strong, consistent earnings growth. We believe that attention on quality small cap shares has only just begun.

 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE JAPAN SMALLER
   COMPANIES FUND VERSUS THE JASDAQ STOCK INDEX, THE TSE SECOND SECTION PRICE
       INDEX, TOPIX SMALL CAP INDEX, AND THE LIPPER JAPAN FUNDS AVERAGE.

          Annualized
 One-Year  Inception
  Return   to Date*
---------------------
  31.76%     8.36%

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:
                 Japan                       Lipper           TSE         Topix
               Smaller         JASDAQ         Japan        Second         Small
             Companies          Stock         Funds       Section           Cap
                  Fund      Index (2)   Average (4)   Price Index (1)  Index (3)

6/27/01         10,000         10,000        10,000        10,000       10,000
10/31/01         9,550          8,698         8,907         8,090        9,038
10/31/02         9,159          7,503         7,577         6,534        7,611
10/31/03        12,068         15,478        12,342         8,738       11,633

  * Commencement of operations was June 27, 2001.
(1) The TSE Second Section Price Index is a capitalization-weighted index of all the companies listed on the Second Section of the Tokyo Stock Exchange.
(2) The JASDAQ Stock Index is a capitalization-weighted index of all OTC stocks excluding the Bank of Japan and all managed issues.
(3) The TOPIX Small Cap Index is a capitalization-weighted index designed to measure the performance of the stocks not included in the TOPIX 500 Index that are listed on the First Section of the Tokyo Stock Exchange. The benchmark for the fund is being changed to the TOPIX Small Cap Index. This index more closely resembles the universe in which our mandate focuses the fund. 450 of the companies in the TOPIX Small Cap Index, almost half of the index, fit our mandate. In fact, since this is a market cap weighted index, those 450 companies represent 75% of the market cap of the Index. In comparison, our mandate only covers about 5% of either the TSE Second Section Price Index or the JASDAQ Stock Index, our current benchmarks.
(4) The Lipper Japan Funds Average represents the average performance of 52 mutual funds classified by Lipper, Inc. in the Japan category.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than their original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

STATEMENT OF NET ASSETS
October 31, 2003


JAPAN SMALLER                                            Value
COMPANIES FUND                         Shares            (000)
--------------------------------------------------------------------------------

[PIE GRAPHIC OMITTED]
% of Investments

Foreign Common Stock 81%

Cash Equivalent 17%

Convertible Bonds 2%

FOREIGN COMMON STOCK (81.1%)
JAPAN (81.1%)
   COMMERCIAL SERVICES (0.7%)
   NIC                                  1,400            $   15
                                                         ------
   COMPUTERS & SERVICES (3.5%)
   Computer Engineering &
     Consulting                         3,500                38
   Jastec                               2,500                42
                                                         ------
                                                             80
                                                         ------
   FINANCIAL SERVICES (10.8%)
   Diamond Lease                        5,600               150
   Inter                                6,300                40
   Nissin                              15,300                57
                                                         ------
                                                            247
                                                         ------
   REAL ESTATE (13.7%)
   Arnest One                             700                14
   Fuso Lexel                           7,500                61
   Joint                                4,450                59
   Touei Housing                        9,200               178
                                                         ------
                                                            312
                                                         ------
   REAL ESTATE INVESTMENT TRUSTS (3.8%)
   Japan Prime Realty Investment           22                52
   Japan Retail Fund Investment             6                35
                                                         ------
                                                             87
                                                         ------
   RETAIL (47.3%)
   Arc Land Sakamoto                    7,500                98
   Belluna                              2,450                98
   Colowide                             1,600                86
   Japan                                5,300                67
   Joyfull                              8,400               117
   K's Denki                            7,360               100
   Kappa Create                         1,400               121
   Nishimatsuya Chain                   4,100               123
   Nitori                               1,200                77
   Point                                  100                 2
   United Arrows                        3,000               134
                                                         ------
                                                          1,080
                                                         ------

                                      Shares/            Value
                                    Face Amount          (000)
---------------------------------------------------------------
   WHOLESALE (1.3%)
   Fuji Electronics                       100            $    1
   IMI                                  1,200                16
   Sugimoto                               500                 3
   Vitec*                               1,200                10
                                                         ------
                                                             30
                                                         ------
TOTAL FOREIGN COMMON STOCK
   (Cost $1,510)                                          1,851
                                                         ------
CONVERTIBLE BOND (1.8%)
JAPAN (1.8%)
   Colowide**                          50,000                40
                                                         ------
TOTAL CONVERTIBLE BOND
   (Cost $41)                                                40
                                                         ------
WARRANTS (0.0%)
   Belluna, Expires 9/29/06140                                1
                                                         ------
TOTAL WARRANTS
   (Cost $--)                                                 1
                                                         ------
MONEY MARKET FUND (17.4%)
   Union Bank of California
     Money Market Fund                396,759               397
TOTAL MONEY MARKET FUND
   (Cost $397)                                              397
                                                         ------
TOTAL INVESTMENTS (100.3%)
   (Cost $1,948)                                          2,289
                                                         ------
OTHER ASSETS AND LIABILITIES (-0.3)%
   Investment Advisory Fees Receivable                       13
   Administration Fees Payable                              (11)
   Other Assets and Liabilities, Net                         (8)
                                                         ------
TOTAL OTHER ASSETS & LIABILITIES                             (6)
                                                         ------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 213,425 outstanding
     shares of beneficial interest                        1,971
   Distribution in excess of net
     investment income                                      (46)
   Accumulated net realized gain on
     investments                                             18
   Net unrealized appreciation on
     investments                                            341
   Net unrealized depreciation on
     foreign currency transactions                           (1)
                                                         ------
   TOTAL NET ASSETS (100.0%)                             $2,283
                                                         ======
   Net Asset Value, Offering and
     Redemption Price Per Share                          $10.69
                                                         ------
 * NON-INCOME PRODUCING SECURITY.
** CONVERTIBLE BOND DENOMINATED IN SWISS FRANCS.



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the year ended October 31, 2003

                                                                   JAPAN SMALLER
                                                                      COMPANIES
                                                                        FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend Income...................................................    $  14
  Interest Income...................................................        1
  Foreign Taxes Withheld............................................       (1)
--------------------------------------------------------------------------------
  Total Investment Income...........................................       14
--------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees .........................................       11
  Administration Fees ..............................................      125
  Transfer Agent Fees ..............................................       26
  Professional Fees ................................................       26
  Shareholder Servicing Fees........................................       15
  Printing Fees ....................................................        7
  Trustee Fees .....................................................        4
  Registration and Filing Fees .....................................        5
  Other Fees........................................................        4
--------------------------------------------------------------------------------
  Total Expenses....................................................      223
--------------------------------------------------------------------------------
  Less: Investment Advisory Fees Waived.............................      (11)
     Reimbursements from Investment Adviser.........................     (191)
--------------------------------------------------------------------------------
  Net Expenses......................................................       21
--------------------------------------------------------------------------------
  Net Investment Loss ..............................................       (7)
--------------------------------------------------------------------------------
  Net Realized Gain on Investments..................................       33
  Net Realized Loss on Foreign Currency Transactions................       (9)
  Net Change in Unrealized Appreciation on Investments .............      422
  Net Change in Unrealized Depreciation on
     Foreign Currency Transactions..................................       (1)
--------------------------------------------------------------------------------
  Net Realized and Unrealized Gain on Investments ..................      445
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations .............    $(438)
================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the years ended October 31,

                                                             JAPAN SMALLER
                                                               COMPANIES
                                                                  FUND
                                                      --------------------------
                                                        11/01/02      11/1/01
                                                       TO 10/31/03  TO 10/31/02
--------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Loss .............................      $   (7)         $ (3)
  Net Realized Gain on Investments .................         33            27
  Net Realized Loss on Foreign Currency Transactions         (9)           (3)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                           422           (76)
  Net Change in Unrealized Depreciation on Foreign
    Currency Transactions..........................          (1)           --
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations................................         438           (55)
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income ...........................         (21)          (22)
  Net Realized Gains ..............................         (24)           --
--------------------------------------------------------------------------------
  Total Dividends and Distributions................         (45)          (22)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Issued ..........................................       1,328           464
  In Lieu of Cash Distributions ...................          44            21
  Redeemed ........................................        (219)          (51)
--------------------------------------------------------------------------------
  Increase in Net Assets Derived from
    Capital Share Transactions ....................       1,153           434
--------------------------------------------------------------------------------
  Total Increase in Net Assets ....................       1,546           357
--------------------------------------------------------------------------------
NET ASSETS:
  Beginning of Period .............................         737           380
--------------------------------------------------------------------------------
  End of Period ...................................      $2,283          $737
================================================================================
SHARE TRANSACTIONS:
  Issued ..........................................         150            48
  In Lieu of Cash Distributions ...................           5             3
  Redeemed ........................................         (27)           (6)
--------------------------------------------------------------------------------
  Net Increase in Shares Outstanding
    from Share Transactions........................         128            45
================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period
For the periods ended October 31,

                                                                JAPAN SMALLER
                                                                  COMPANIES
                                                                     FUND
                                             -----------------------------------------------------
                                                  11/1/02             11/1/01         06/27/01 (2)
                                             *TO 10/31/03 (1)     TO 10/31/02 (1)     TO 10/31/01
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ........    $ 8.65                $ 9.55            $10.00
                                                 ------                ------            ------
Income from Investment Operations:
   Net Investment Loss ......................     (0.06)                (0.07)            (0.02)
   Net Realized and Unrealized Gains (Losses)
      on Investment Transactions ............      2.61                 (0.35)            (0.43)
                                                 ------                ------            ------
Total from Investment Operations ............      2.55                 (0.42)            (0.45)
                                                 ======                ======            ======
Dividends and Distributions:
   Net Investment Income ....................     (0.23)                (0.48)               --
   Net Realized Gain ........................     (0.28)                   --                --
                                                 ------                ------            ------
Total Dividends and Distributions ...........     (0.51)                (0.48)               --
                                                 ======                ======            ======
Net Asset Value, End of Period ..............    $10.69                $ 8.65            $ 9.55
                                                 ======                ======            ======
Total Return+ ...............................     31.76%                (4.09)%           (4.50)%
                                                 ======                ======            ======
Net Assets, End of Period (000) .............    $2,283                $  737            $  380

Ratio of Expenses to Average Net Assets .....      2.00%                 2.00%             2.00%
Ratio of Net Investment Loss to Average
      Net Assets ............................     (0.74)%               (0.73)%           (0.75)%
Ratio of Expenses to Average Net Assets
     (Excluding Waivers and Reimbursements) .     21.06%                45.86%           113.09%
Portfolio Turnover Rate .....................     39.41%                19.79%            31.56%

 + The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Return is for the period indicated and has not been annualized.
(1) Per share calculations were performed using average shares for the year.
(2) The Japan Smaller Companies Fund commenced operations on June 27, 2001.
    All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2003


1.  ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 Funds. The financial statements herein are those of the Japan Smaller Companies Fund (the "Fund"). The Fund commenced operations on June 27, 2001. The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange are stated at the last quoted sales price if readily available for such equity securities on each business day at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment in equity securities, which are reported on the NASDAQ national market system, are valued at the official closing price; other securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Debt obligations with sixty days or less may be valued at their amortized cost, which approximates market value. Investments for which market quotations are not available, of which there were none as of October 31, 2003, are valued in good faith in accordance with procedures approved by the Board of Trustees.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

    FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:

      (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

      (II) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

October 31, 2003


    The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

    FORWARD FOREIGN CURRENCY CONTRACTS -- Forward foreign currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund did not enter into any forward foreign currency contracts during the year ended October 31, 2003.

    EXPENSE -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends, if any, from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.


3.  TRANSACTIONS WITH AFFILIATES:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENT
    AGREEMENTS:
The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000, $90,000 per any additional portfolio and $20,000 per any additional class or 0.15% of the first $250 million, 0.125% of the next $250 million and 0.10% of any amount above $500 million of the Fund's average daily net assets.

The Fund and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 12, 2002. The Distributor receives no fees for its distribution services related to the Fund under this agreement.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.


5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Fund and Prospect Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated June 1, 2001 under which the Adviser receives an annual fee equal to 1.00% of the average daily net assets of the Fund. The Adviser has agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 2.00% of the average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2003, are as follows
(000):

Purchases
   Other ..............    $1,189
Sales
   Other ..............       357

October 31, 2003


7.  FEDERAL TAX INFORMATION:
It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2003 (000):

                       UNDISTRIBUTED NET                  ACCUMULATED
                    INVESTMENT INCOME/(LOSS)         REALIZED GAIN/(LOSS)
                    ------------------------         -------------------
                               $5                             $(5)

These reclassifications had no impact on net assets or net asset value.

The tax character of dividends and distributions paid during the last two years were as follows (000):

                         ORDINARY       LONG-TERM
                          INCOME       CAPITAL GAIN     TOTALS
                          ------       ------------     ------
2003                       $36             $9             $45
2002                        22             --              22

As of October 31, 2003, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income                   $ 54
Undistributed Long-Term Capital Gain              31
Unrealized Appreciation                          248
Other Temporary Differences                      (21)
                                                ----
Total Distributable Earnings                    $312
                                                ====

For Federal income tax purposes, the cost of securities owned at October 31, 2003, and the net realized gains or losses on securities sold for the year then ended were different from the amounts reported for financial reporting purposes due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2003, were as follows (000):

                   AGGREGATE GROSS     AGGREGATE GROSS
                     UNREALIZED          UNREALIZED      NET UNREALIZED
FEDERAL TAX COST    APPRECIATION        DEPRECIATION      APPRECIATION
----------------   ---------------     ---------------   --------------
     $2,041             $280                $(32)              $248

October 31, 2003


8.  CONCENTRATION OF RISK:
Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

9.  OTHER:
At October 31, 2003, 60% of total shares outstanding were held by two shareholders of the Fund.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Japan Smaller Companies Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of the Japan Smaller Companies Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or period ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Japan Smaller Companies Fund of The Advisors' Inner Circle Fund as of October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




/s/KPMG [Signature omitted]

Philadelphia, Pennsylvania
December 23, 2003

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.


                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                        TERM OF                                    IN THE ADVISORS'
                        POSITION(S)   OFFICE AND                                   INNER CIRCLE FUND
    NAME, ADDRESS,       HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD   OTHER DIRECTORSHIPS
         AGE 1           THE TRUST    TIME SERVED 2   DURING PAST 5 YEARS                MEMBER        HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
------------
JOHN T. COONEY          Trustee       (Since 1993)    Vice Chairman of Ameritrust           45         Trustee of The Arbor Funds,
76 yrs. old                                           Texas N.A.,1989-1992, and                        The MDL Funds, and The
                                                      MTrust Corp., 1985-1989.                         Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON     Trustee       (Since 1993)    Pennsylvania State University,        45         Member and Treasurer, Board
76 yrs. old                                           Senior Vice President, Treasurer                 of Trustees  of Grove City
                                                      (Emeritus); Financial and                        College. Trustee of The Arbor
                                                      Investment Consultant, Professor                 Funds, The MDL Funds, and The
                                                      of Transportation since 1984;                    Expedition Funds.
                                                      Vice President-Investments,
                                                      Treasurer, Senior Vice
                                                      President (Emeritus), 1982-1984.
                                                      Director, Pennsylvania
                                                      Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS        Trustee       (Since 1993)    Private investor from                  45        Trustee of The Arbor Funds,
74 yrs. old                                           1987 to present. Vice                            The MDL Funds, and The
                                                      President and Chief                              Expedition Funds.
                                                      Financial officer, Western
                                                      Company of North America
                                                      (petroleum service company),
                                                      1980-1986. President of
                                                      Gene Peters and Associates
                                                      (import company), 1978-1980.
                                                      President and Chief Executive
                                                      Officer of Jos. Schlitz Brewing
                                                      Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY         Trustee       (Since 1994)    Partner, Dechert Price &              45         Trustee of The Arbor Funds,
72 yrs. old                                           Rhoads, September                                The MDL Funds, The Expedition
                                                      1987-December 1993.                              Funds, SEI Asset Allocation
                                                                                                       Trust, SEI Daily Income
                                                                                                       Trust, SEI Index Funds, SEI
                                                                                                       Institutional International
                                                                                                       Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust and
                                                                                                       SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of
  Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                     12 & 13


TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                        TERM OF                                    IN THE ADVISORS'
                        POSITION(S)   OFFICE AND                                   INNER CIRCLE FUND
    NAME, ADDRESS,       HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD   OTHER DIRECTORSHIPS
         AGE 1           THE TRUST    TIME SERVED 2   DURING PAST 5 YEARS                MEMBER        HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR. Trustee       (Since 1999)    Chief Executive Officer,              45         Trustee, Navigator Securities
61 yrs. old                                           Newfound Consultants Inc. since                  Lending Trust, since 1995.
                                                      April 1997. General Partner, Teton               Trustee of The Fulcrum Trust.
                                                      Partners, L.P., June 1991-December               Trustee of The Arbor Funds,
                                                      1996; Chief Financial Officer,                   The MDL Funds, The Expedition
                                                      Nobel Partners, L.P., March                      Funds, SEI Asset Allocation
                                                      1991-December 1996; Treasurer                    Trust, SEI Daily Income
                                                      and Clerk, Peak Asset                            Trust, SEI Index Funds, SEI
                                                      Management, Inc., since                          Institutional International
                                                      1991.                                            Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust and
                                                                                                       SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
------------
ROBERT A. NESHER        Chairman      (Since 1991)    Currently performs various            45         Trustee of The Arbor Funds,
57 yrs. old             of the Board                  services on behalf of SEI                        Bishop Street Funds, The
                        of Trustees                   Investments for which                            Expedition Funds, The MDL
                                                      Mr. Nesher is compensated.                       Funds, SEI Asset Allocation
                                                      Executive Vice President of                      Trust, SEI Daily Income
                                                      SEI Investments, 1986-1994.                      Trust, SEI Index Funds, SEI
                                                      Director and Executive                           Institutional International
                                                      Vice President of the                            Trust, SEI Institutional
                                                      Administrator and the                            Investments Trust, SEI
                                                      Distributor, 1981-1994.                          Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust and
                                                                                                       SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN        Trustee       (Since 1992)    Partner, Morgan, Lewis &              45         Trustee of The Arbor Funds,
1701 Market Street                                    Bockius LLP (law firm),                          The MDL Funds, The Expedition
Philadelphia, PA 19103                                counsel to the Trust, SEI                        Funds, SEI Asset Allocation
63 yrs. old                                           Investments, the Administrator                   Trust, SEI Daily Income
                                                      and the Distributor. Director                    Trust, SEI Index Funds, SEI
                                                      of SEI Investments since                         Institutional International
                                                      1974; Secretary of SEI                           Trust, SEI Institutional
                                                      Investments since 1978.                          Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust and
                                                                                                       SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's
  Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                     14 & 15


TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                        TERM OF                                    IN THE ADVISORS'
                        POSITION(S)   OFFICE AND                                   INNER CIRCLE FUND
    NAME, ADDRESS,       HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD   OTHER DIRECTORSHIPS
         AGE 1           THE TRUST    TIME SERVED     DURING PAST 5 YEARS                MEMBER        HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA      President     (Since 2003)    Senior Operations Officer,            N/A                N/A
41 yrs. old                                           SEI Investments, Fund Accounting
                                                      since 1996. From 1993
                                                      until 1996, Mr. Volk
                                                      served as Assistant Chief
                                                      Accountant for the
                                                      U.S. Securities and Exchange
                                                      Commission. Prior to 1996,
                                                      he was an Audit Manager for
                                                      Coopers & Lybrand, LLP
                                                      from 1985 until 1993.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA  Controller    (Since 2001)    Director, SEI Investments,            N/A                N/A
34 yrs. old             and Chief                     Fund Accounting and
                        Financial                     Administration since November
                        Officer                       1999; Audit Manager,
                                                      Ernst & Young LLP from
                                                      1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN            Co-Controller (Since 2003)    Director, SEI Investments,            N/A                N/A
39 yrs. old             and Co-Chief                  Fund Accounting and
                        Financial                     Administration since June
                        Officer                       2001. From March 2000 to
                                                      2001, Vice President of Funds
                                                      Administration for J.P. Morgan
                                                      Chase & Co. From 1997 to 2000,
                                                      Vice President of Pension
                                                      and Mutual Fund Accounting
                                                      for ChaseManhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN    Vice          (Since 2001)    Vice President and Assistant          N/A                N/A
41 yrs. old             President                     Secretary of SEI Investments
                        and Secretary                 Global Funds Services and
                                                      SEI Investments Distribution Co.
                                                      since January 2001; Shareholder/
                                                      Partner, Buchanan Ingersoll
                                                      Professional Corporation
                                                      from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
LYDIA A. GAVALIS        Vice          (Since 1998)    Vice President and Assistant          N/A                N/A
39 yrs. old             President and                 Secretary of SEI Investments,
                        Assistant                     SEI Investments Global Funds
                        Secretary                     Services and SEI Investments
                                                      Distribution Co. since 1998;
                                                      Assistant General Counsel and
                                                      Director of Arbitration,
                                                      Philadelphia Stock Exchange
                                                      from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.



                                     16 & 17


TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------


                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                        TERM OF                                      IN THE ADVISORS'
                        POSITION(S)   OFFICE AND                                    INNER CIRCLE FUND
    NAME, ADDRESS,       HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY BOARD  OTHER DIRECTORSHIPS
         AGE 1           THE TRUST    TIME SERVED     DURING PAST 5 YEARS                  MEMBER      HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
TIMOTHY D. BARTO        Assistant     (Since 2000)    Vice President and Assistant          N/A                N/A
35 yrs. old             Vice President                Secretary of SEI Investments
                        and Assistant                 Global Funds Services and SEI
                        Secretary                     Investments Distribution Co.
                                                      since 1999; Associate, Dechert
                                                      (law firm) from 1997-1999;
                                                      Associate, Richter, Miller & Finn
                                                      (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI      Assistant     (Since 2000)    Vice President and Assistant          N/A                N/A
35 yrs. old             Vice                          Secretary of SEI Investments
                        President                     Global Funds Services and
                        and Secretary                 SEI Investments Distribution
                                                      Co. since 2000; Vice President,
                                                      Merrill Lynch & Co. Asset
                                                      Management Group from
                                                      1998 - 2000; Associate
                                                      at Pepper Hamilton LLP
                                                      from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH Vice          (Since 2000)    Vice President and Assistant          N/A                N/A
43 yrs. old             President and                 Secretary of SEI Investments
                        Assistant                     Global Funds Services and SEI
                        Secretary                     Investments Distribution Co.
                                                      since 1999; Associate at White
                                                      and Williams LLP
                                                      from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH           Vice          (Since 2001)    Vice President and Assistant          N/A                N/A
32 yrs. old             President and                 Secretary of SEI Investments
                        Assistant                     Global Funds Services and SEI
                        Secretary                     Investments Distribution Co.
                                                      since 2001; Associate at Howard
                                                      Rice Nemorvoski Canady Falk
                                                      & Rabkin from 1998-2001;
                                                      Associate at Seward & Kissel
                                                      from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA             Vice          (Since 2002)    Middle Office Compliance              N/A                N/A
40 yrs. old             President and                 Officer at SEI Investments
                        Assistant                     since 2000; Supervising
                        Secretary                     Examiner at Federal Reserve
                                                      Bank of Philadelphia from
                                                      1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
CORI DAGGETT            Vice          (Since 2003)    Employed by SEI Investments           N/A                N/A
42 yrs. old             President and                 Company since 2003, Associate
                        Assistant                     at Drinker Biddle
                        Secretary                     & Reath from 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.



                                     18 & 19

                             NOTICE TO SHAREHOLDERS
                                       OF
                          JAPAN SMALLER COMPANIES FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, the Fund is designating the following items with regard to distributions paid during the year.

     LONG TERM            LONG LONG
    (20% RATE)           (18% RATE)           ORDINARY
   CAPITAL GAIN         CAPITAL GAIN           INCOME           TAX-EXEMPT
   DISTRIBUTION         DISTRIBUTION        DISTRIBUTIONS        INTEREST
   ------------         ------------       --------------        --------

      20.25%                0.00%              79.75%              0.00%

                                             QUALIFYING
       TOTAL             QUALIFYING           DIVIDEND          FOREIGN TAX
   DISTRIBUTIONS        DIVIDENDS (1)        INCOME (2)         CREDIT (3)
   -------------        -------------        ---------          ------------

      100.00%               0.00%               0.00%              6.72%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."
(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.
(3) FOREIGN TAX CREDIT PASS THROUGH REPRESENTS THE AMOUNT ELIGIBLE FOR THE FOREIGN TAX CREDIT AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2003. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

                                      NOTES

    INVESTMENT ADVISER:
    Prospect Asset Management, Inc.
    6700 Kalanianaole Highway, Suite 122
    Honolulu, HI 96825

    DISTRIBUTOR:
    SEI Investments Distribution Co.
    One Freedom Valley Drive
    Oaks, PA 19456

    ADMINISTRATOR:
    SEI Investments Global Funds Services
    One Freedom Valley Drive
    Oaks, PA 19456

    LEGAL COUNSEL:
    Morgan, Lewis & Bockius LLP
    1111 Pennsylvania Ave., N.W.
    Washington, D.C. 20004

    INDEPENDENT AUDITORS:
    KPMG LLP
    1601 Market Street
    Philadelphia, PA






 TO OBTAIN A PROSPECTUS, SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
       BY TELEPHONE: Call 1-800-335-2110
       BY MAIL: Write to us
                                                The Japan Smaller Companies Fund
                                                          P.O. Box 446
                                                         Portland, ME 04112


    PAM-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                 SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/James F. Volk
                                        -----------------------
                                        James F. Volk, President

Date 12/22/03




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/James F. Volk
                                        -----------------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/Jennifer E. Spratley
                                        -------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03

* Print the name and title of each signing officer under his or her signature.